Accrued expenses and other current liabilities (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Other Liabilities Disclosure [Abstract]
Accrued salaries and other payroll liabilities	$ 610	$ 36
Accrued professional services	3,414	1,962
Other accrued expenses and current liabilities	2,699	193
Total	$ 6,723	$ 2,191